Property Plant and Equipment Useful lives (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Property Plant and Equipment Useful lives
Computers and office equipment Useful lives (in years)	3	3
Automotive equipment Useful lives (in years)	5	5
Mine equipment, minimum useful life (in Years)	3	3
Mine equipment, maximum useful life (in Years)	10	10
Equipment structures and other minimum Useful lives (in years)	7	7
Equipment structures and other maximum Useful lives (in years)	10	10
Lab and equipment Useful lives (in years)	5	5
Permits Useful lives (in years)	15	15